Principal alliances -Collaboration agreements on human therapeutic antibodies (Details) € in Millions, $ in Millions			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2020	Jul. 01, 2015 agreement	Nov. 30, 2007 agreement	Mar. 31, 2022	Dec. 31, 2022 Rate	Dec. 31, 2022 EUR (€) bond Rate	Dec. 31, 2022 USD ($) bond Rate	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2015
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales | €						€ 42,997		€ 37,761	€ 36,041	[1]
US
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales | €						€ 18,275		€ 14,385	€ 13,465
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Number of agreements signed | agreement			2
Phase III costs, responsibility percentage						80.00%	80.00%
Phase III costs, responsibility percentage for Regeneron						20.00%	20.00%
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent)				10.00%	20.00%
Percentage of cumulative development costs reimbursed						50.00%	50.00%
Period before scheduled launch date						24 months	24 months
Number of payments | bond						2	2
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement | Sales of antibodies, first achievement
Disclosure of detailed information about Principal Alliances [Line Items]
Payment related to attainment of goal							$ 50
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement | Sales of antibodies, first achievement | Antibodies
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales							2,000
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement | Sales of antibodies, second achievement
Disclosure of detailed information about Principal Alliances [Line Items]
Payment related to attainment of goal							50
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement | Sales of antibodies, second achievement | Antibodies
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales							$ 2,500
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement | Prior agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent) | Rate					10.00%	10.00%	10.00%
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement | New agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent) | Rate						20.00%	20.00%
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement | Sales Of Antibodies, Third Achievement
Disclosure of detailed information about Principal Alliances [Line Items]
Payment related to attainment of goal							$ 50
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement | Sales Of Antibodies, Third Achievement | Antibodies
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales							$ 3,000
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement | US
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits and losses arising from commercial operations						50.00%	50.00%
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement | Outside the United States
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of losses arising from commercial operations						55.00%	55.00%
Royalty expense, percentage (percentage)	5.00%
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement | Outside the United States | Bottom of range
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits arising from commercial operations						55.00%	55.00%
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement | Outside the United States | Top of range
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits arising from commercial operations						65.00%	65.00%
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Number of agreements signed | agreement		2
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent)											10.00%
Percentage of cumulative development costs reimbursed											50.00%

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.